SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 31, 2006



                      BNY/IVY MULTI-STRATEGY HEDGE FUND LLC
                                  (the "Fund")


          The following information supplements and supersedes any information to the contrary contained in the Fund's Prospectus and Statement of Additional
Information:

          Effective May 2007, Farzine Hachemian replaced Alexander Rabinovich as the Fund's Portfolio Manager. Farzine Hachemian joined Ivy Asset Management Corp. ("Ivy"), the Fund's investment manager, in May 2007 as Director, Investments and assists in overseeing the investment process, including sourcing new managers, due diligence, and ongoing manager monitoring. Mr. Hachemian is responsible for the day-to-day management of the Fund's portfolio and is assisted in his duties by other members of Ivy's investment team. In addition to having portfolio management responsibilities, Mr. Hachemian works closely with Ivy's Investment Committee in its oversight of manager allocations and portfolio strategy. Prior to joining Ivy in May 2007, Mr. Hachemian was a Founder and Managing Partner of Celestar Capital Advisors, an alternative asset management firm that provides hedge fund manager research, asset allocation and risk management services to institutional investors. Prior to Celestar, Mr. Hachemian held key roles with several companies in the AXA Group in New York and Paris, most recently as President of AXA Alternative Advisors, where he was co-Chief Investment Officer of the group's hedge fund of funds products, with responsibility for tactical and strategic asset allocation as well as manager research. At that time, Mr. Hachemian also served as a member of the AXA Assurance investment committee and AXA Investment Managers' new product committee. Prior to this role, Mr. Hachemian served in the Treasury Department of AXA Group, where he was at various times responsible for public and private debt financing, foreign exchange trading, project finance transactions and real estate portfolios. Mr. Hachemian earned a business degree from Universite Paris XII, and a Master's Degree in Management from Universite Paris I Pantheon Sorbonne.

          Farzine Hachemian also manages other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of the most recent practicable date: (i) the number of other registered investment companies, pooled investment vehicles (unregistered) and other accounts managed by the Fund's Portfolio Manager; and (ii) the total assets of such companies, vehicles and accounts, and the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.


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

                                         OTHER REGISTERED               POOLED INVESTMENT               OTHER ACCOUNTS
                                      INVESTMENT  COMPANIES              VEHICLES MANAGED                   MANAGED
                                        MANAGED BY FUND'S              BY FUND'S PORTFOLIO            BY FUND'S PORTFOLIO
                                        PORTFOLIO MANAGER                    MANAGER                        MANAGER
                                  ---------------------------        ------------------------      -------------------------
                                                    TOTAL                            TOTAL                         TOTAL
 NAME OF FUND'S PORTFOLIO                         ASSETS (IN                      ASSETS (IN                     ASSETS (IN
 MANAGER                           NUMBER          MILLIONS)         NUMBER        MILLIONS)        NUMBER        MILLIONS)
--------------------------        -----------   ------------         ---------   -----------       ----------   ------------
 Farzine Hachemian                    0               $0               0              $0               5           $1,957






                          OTHER REGISTERED INVESTMENT         POOLED INVESTMENT VEHICLES                  OTHER ACCOUNTS
                          COMPANIES MANAGED BY FUND'S        MANAGED BY FUND'S PORTFOLIO            MANAGED BY FUND'S PORTFOLIO
                              PORTFOLIO MANAGER                         MANAGER                              MANAGER
                       -------------------------------     --------------------------------      --------------------------------
                                         TOTAL ASSETS                         TOTAL ASSETS                         TOTAL ASSETS
 NAME                                       WITH                                 WITH                                  WITH
 OF FUND'S             NUMBER WITH       PERFORMANCE-      NUMBER WITH        PERFORMANCE-       NUMBER WITH       PERFORMANCE-
 PORTFOLIO             PERFORMANCE-      BASED FEES        PERFORMANCE-       BASED FEES         PERFORMANCE-       BASED FEES
 MANAGER               BASED FEES       (IN MILLIONS)      BASED FEES        (IN MILLIONS)       BASED FEES       (IN MILLIONS)
--------------------   ------------     -------------      ------------      --------------      ------------     ----------------
 Farzine Hachemian           0               $0                 0                 $0                  3                $1,239



          As of May 31, 2007, Mr. Hachemian did not beneficially own a limited liability company interest in the Fund.







The date of this Supplement is June 26, 2007.
